Revenues (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 40,103	$ 38,847	$ 81,717	$ 78,248
Fluid Delivery [Member]
Revenues	18,285	18,128	36,446	36,928
Cardiovascular [Member]
Revenues	14,579	13,003	29,999	26,213
Ophthalmology [Member]
Revenues	1,817	2,852	4,100	5,637
Other Products [Member]
Revenues	$ 5,422	$ 4,864	$ 11,172	$ 9,470